INVESTMENTS IN SUBSIDIARIES AND ASSOCIATES - Summary of Financial Position (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current
Assets	R$ 30,774,403	R$ 28,610,189
Liabilities	(17,912,834)	(16,158,805)
Non-current
Assets	110,491,499	111,255,193
Liabilities	(83,954,706)	(72,725,397)
Total shareholders' equity	39,398,362	50,981,180	R$ 48,169,399	R$ 28,870,022
Cosan Dez [member]
Current
Assets	1,590,825	1,020,790
Liabilities	(1,336,052)	(127,876)
Current net assets	254,773	892,914
Non-current
Assets	4,091,608	5,798,291
Liabilities
Non-current net assets	4,091,608	5,798,291
Total shareholders' equity	4,346,381	6,691,205
Cosan Nove [member]
Current
Assets	46,918	4,903
Liabilities	(40,018)	(392)
Current net assets	6,900	4,511
Non-current
Assets	9,310,850	10,373,285
Liabilities
Non-current net assets	9,310,850	10,373,285
Total shareholders' equity	9,317,750	10,377,796
Moove [member]
Current
Assets	31,765	91,412
Liabilities		(3,603)
Current net assets	31,765	87,809
Non-current
Assets	1,858,568	2,218,429
Liabilities
Non-current net assets	1,858,568	2,218,429
Total shareholders' equity	1,890,333	2,306,238
Rumo S.A. [member]
Current
Assets	3,451,323	3,846,647
Liabilities	(1,267,586)	(1,135,917)
Current net assets	2,183,737	2,710,730
Non-current
Assets	23,288,895	22,572,211
Liabilities	(10,741,388)	(9,611,588)
Non-current net assets	12,547,507	12,960,623
Total shareholders' equity	14,731,244	15,671,353
Radar [member]
Current
Assets	559,288	819,887
Liabilities	(137,056)	(184,004)
Current net assets	422,232	635,883
Non-current
Assets	17,179,276	16,152,441
Liabilities	(602,315)	(613,705)
Non-current net assets	16,576,961	15,538,736
Total shareholders' equity	R$ 16,999,193	R$ 16,174,619